CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 122,737	$ 145,600	$ 135,922
Cost of revenues:
Cost of Revenue	39,831	44,553	40,082
Gross profit	82,906	101,047	95,840
Operating expenses:
Research and development (net of grant participations of $ 825, $ 167 and $ 339 for the years ended December 31, 2022, 2021 and 2020, respectively)	49,800	47,093	43,447
Sales and marketing	49,393	52,337	47,528
General and administrative	15,982	15,145	13,894
Total operating expenses	115,175	114,575	104,869
Operating loss	(32,269)	(13,528)	(9,029)
Financial income, net	2,134	339	1,857
Loss before income tax expense	(30,135)	(13,189)	(7,172)
Income tax expense	1,895	1,851	2,176
Net loss	$ (32,030)	$ (15,040)	$ (9,348)
Net loss per share:
Net loss per share, basic	$ (0.87)	$ (0.42)	$ (0.27)
Net loss per share, diluted	$ (0.87)	$ (0.42)	$ (0.27)
Weighted average number of shares used in per share computations of net loss:
Weighted average number of shares used in per share, basic	36,975,424	36,050,540	35,007,201
Weighted average number of shares used in per share, diluted	36,975,424	36,050,540	35,007,201
Unrealized gain (loss) on available-for-sale marketable securities	$ (140)	$ (359)	$ 191
Net amount reclassified to earnings from available-for-sale marketable securities	2	(15)	(40)
Total comprehensive gain (loss) from available-for-sale marketable securities	(138)	(374)	151
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(5,562)	1,269	723
Net amount reclassified to earnings from hedging transactions	4,175	(770)	(203)
Total comprehensive gain (loss) from hedge transactions	(1,387)	499	520
Total other comprehensive income (loss)	(1,525)	125	671
Total comprehensive loss	(33,555)	(14,915)	(8,677)
Product [Member]
Revenues:
Total revenues	60,980	88,229	92,524
Cost of revenues:
Cost of Revenue	21,345	31,603	28,524
Service [Member]
Revenues:
Total revenues	61,757	57,371	43,398
Cost of revenues:
Cost of Revenue	$ 18,486	$ 12,950	$ 11,558